BUSINESS ACQUISITION	12 Months Ended
Feb. 29, 2024
BUSINESS ACQUISITION
BUSINESS ACQUISITION

3.           BUSINESS ACQUISITION

Business acquisitions in fiscal year 2023:

In October 2022, the Group completed an acquisition with total purchase price of $1,848 in cash, which was fully paid by November 2022. $1,255 out of the purchase price is contingent upon the selling shareholder’s post combination employment. Therefore, the Group determined that it represented a compensation to the selling shareholder. The intangible asset identified and goodwill resulting from the acquisition were $91 and $157, respectively. The other net assets acquired from the acquisition are immaterial. Goodwill resulting from the acquisition is not deductible for tax purposes and is recorded as a non-current asset in its consolidated balance sheets as of February 28, 2023.

The results of operations for the acquired entity have been included in the Group’s consolidated financial statements from the acquisition date. The pro forma results assuming that the acquisitions occurred as of March 1, 2021 is immaterial for the years ended February 28, 2022 and 2023.